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LORD ABBETT                        [LORD ABBETT LOGO]


2002
SEMI-ANNUAL
REPORT


LORD ABBETT
CORE FIXED INCOME FUND
TOTAL RETURN FUND


FOR THE SIX-MONTH PERIOD ENDED MAY 31, 2002

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LORD ABBETT INVESTMENT TRUST SEMI-ANNUAL REPORT
CORE FIXED INCOME FUND AND TOTAL RETURN FUND

FOR THE SIX MONTHS ENDED MAY 31, 2002

DEAR SHAREHOLDERS: We are pleased to provide you with an overview of the Core Fixed Income and Total Return Funds' strategies and performance for the six-month period ended May 31, 2002. On this and the following pages, we discuss the factors that influenced performance.

    Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ ROBERT S. DOW

ROBERT S. DOW
CHAIRMAN
--------------------------------------------------------------------------------

MARKET OVERVIEW
FOR THE SIX MONTHS ENDED MAY 31, 2002

    Fixed-income markets reflected investor uncertainty over the future course of interest rates, fallout from the collapse of energy-producer Enron, the revelation of questionable accounting practices in many companies, and tensions in South Asia and the Middle East.

    Following early successes in the war on terrorism, investors ventured into high-yielding asset classes in November and December. Bond investors bought corporate bonds, including high-yield bonds, generating a year-end rally in that market. Later in the period, however, investors resumed their flight to quality, buying Treasury bonds as tensions in the Middle East heightened and reports of questionable accounting practices by American companies raised new concerns. Credit agencies aggressively downgraded the credit rating of many companies, contributing to the overall volatility. However, the stocks and bonds of premier credit-quality companies benefited from the change in investor sentiment.

    Reflecting the shifting tides of sentiment, the yield curve(1) flattened early in the period, as strong economic growth in the first quarter raised investors' expectations that the Federal Reserve Board (the "Fed") would soon begin to raise short-term interest rates. As the pace of economic growth moderated going into the second quarter and corporate governance and geopolitical concerns took center stage, expectations of imminent rate hikes were lowered and the yield curve resumed its year-long steepening trend. Investors grew increasingly risk-averse at the end of the period, increasing the yield spreads(2) between Treasury bonds and higher-yielding credit-sensitive bonds.

                                                                               1

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    On the positive side, the U.S. economy continued to show signs of recovery, prompting the Fed to halt its aggressive easing of interest rates. In shifting to a neutral stance, however, the Fed did not commit itself to raising rates, citing continued uncertainty about the sustainability of the modest recovery evidenced in the first quarter.

FUNDS' PERFORMANCE

Q. HOW DID THE FUNDS PERFORM OVER THE SIX MONTHS ENDED MAY 31, 2002?

A. For the six months ended May 31, 2002, Core Fixed Income Fund Class A shares returned 2.0%(3) and Total Return Fund Class A shares returned 1.9%.(3) Both Funds outperformed their peer group, the Lipper Intermediate Investment Grade Debt Funds Average,(4) which returned 1.5% for the same period. PLEASE REFER TO PAGE 4 FOR STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS.

Q. WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A. A primary source of performance was our decision to overweight the non-Treasury sectors in a period when spreads to Treasuries generally tightened. Also adding to performance was the portfolios' maturity structure, which benefited, until recently, from a flattening yield curve. We overweighted 10-year and 30-year Treasuries anticipating that if the economy were to pick up, yields at the long end would rise less than the yields of short-term bonds. Moreover, we believed the Treasury Department's decision to discontinue issuance of the 30-year bond would diminish aggregate supply, raising its value. We offset the duration of 30-year bonds by holding fewer short- and intermediate-term Treasury notes. This portfolio structure, employed in the Funds, produced better price performance than had we owned a proportionate amount of short- and intermediate-term notes.

    Early in the period, we shifted the portfolios' positions to a higher exposure in mortgage-backed securities (MBS) and corporate bonds and lower exposure in agency securities. This proved profitable for the Funds, particularly in MBS, where improved market sentiment bolstered prices and in corporate bonds as prices rallied, boosted by investors' demand for higher yield. The attractiveness of MBS increased until late in the period, when these securities gave up ground relative to agency debt. As this occurred, we aggressively shifted a portion of the portfolios' exposure from residential and commercial MBS to callable agencies.

    Later in the period, the portfolios benefited from an underweight position in Government National Mortgage Association securities (GNMAs) in favor of current coupon issues backed by the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). An underweight position was also maintained in premium (high-coupon)

2

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securities. Both Funds benefited from emerging market positions as the upgrade of Mexico aided the entire sector. As the Total Return Fund is able to buy below investment grade emerging market debt, further benefit was realized from positions in Russia, Bulgaria and the Philippines.

    During the period, we increased our purchases of investment-grade corporate bonds, where we identified good companies with the potential for additional credit improvement. In the Total Return Fund, we were also cautious buyers of the bonds of "fallen angels," formerly investment-grade companies that have been downgraded by credit-rating agencies. Purchases in this category provided additional yield to the portfolio. Also contributing to the performance of the Funds was the addition of new positions in the bonds of cyclical industries, which were expected to strengthen as the economy recovered.

    Detracting from performance was the portfolios' exposure to the lower tier of the investment-grade corporate bond market, which underperformed higher credit-quality bonds in the fallout from corporate accounting concerns. Some of the bonds we held in power-generation and telecommunication companies underperformed as investor concerns over improper energy trading in the former and revenue pressures in the long-distance market for the latter, continued to overhang these industry sectors. As the economy improves, we believe economically sensitive industries in general will show stronger performance. We have seen evidence of this in select industries (such as consumer durables and advertising) in the second quarter.

Q. PLEASE DISCUSS THE FUNDS' ECONOMIC OUTLOOK AND POSITIONING.

A. As recent reports from the Fed have shown, the Fed remains concerned about the fragile nature of the economic recovery so far and is likely to delay any rate hike until the sustainability of the recovery is assured. Accordingly, we believe interest rates will remain stable at low levels for much of the year. Given this outlook, we will pursue the strategy we began in the first quarter of 2002: 1) maintaining our flattening bias in portfolio maturity structure, 2) maintaining an underweight in MBS with a view to reversing this posture should spreads continue their bounce off recent low levels and 3) maintaining portfolio exposure to lower tier, investment-grade corporate bonds, where spreads relative to higher-quality bonds are attractive.

    In the high-yield portion of the Total Return Fund, we may purchase bonds of companies with a high degree of operating leverage (fixed costs) such as steel and aluminum companies; these companies are apt to exhibit improving credit profiles as the economic recovery continues.

                                                                               3
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LORD ABBETT CORE FIXED INCOME FUND STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS FOR
THE PERIOD ENDED MARCH 31, 2002 REFLECT PERFORMANCE OF CLASS A SHARES AT THE MAXIMUM SALES CHARGE OF 4.75%, WITH ALL DISTRIBUTIONS REINVESTED. 1 YEAR: 0.91% LIFE OF FUND: 6.31%. THE CLASS A SHARES WERE FIRST OFFERED ON AUGUST 31, 2000. 30-DAY SEC YIELD AT MAY 31, 2002:* CLASS A 4.70% CLASS B 4.29% CLASS C 4.29%
LORD ABBETT TOTAL RETURN FUND STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED MARCH 31, 2002 REFLECT PERFORMANCE OF CLASS A SHARES AT THE MAXIMUM SALES CHARGE OF 4.75%, WITH ALL DISTRIBUTIONS REINVESTED. 1 YEAR: 0.86% LIFE OF
FUND: 6.33%. THE CLASS A SHARES WERE FIRST OFFERED ON AUGUST 31, 2000. 30-DAY
SEC YIELD AT MAY 31, 2002:* CLASS A 4.68% CLASS B 4.27% CLASS C 4.27%

* The 30-day SEC yield for each class of shares is calculated by dividing annualized net investment income per share during the 30-day period ended May 31, 2002 by the maximum offering price per share on the last day of the period.

(1) When the difference between short- and long-term rates is diminishing, the yield curve is said to be flattening. For much of 2001, short-term rates were significantly lower than long-term rates, i.e., the curve was said to be positive or steepened. A yield curve is obtained by plotting the yields of bonds with maturities ranging from the shortest to the longest available. The resulting curve is a graphic picture of short-term interest rates versus long-term rates.

(2) A yield spread is the difference in yield between bonds of different credit quality. The spread reflects the riskiness of the bonds. Greater risk means that investors demand a higher yield, widening the spread. Lower risk means that investors demand a lower yield, narrowing or tightening the spread.

(3) Reflects total returns at net asset value for Class A shares, with all distributions reinvested for the period ended May 31, 2002.

(4) Lipper Inc. is a nationally recognized organization that reports on mutual fund total return performance and calculates fund rankings. Peer averages are based on universes of funds with similar investment objectives. Peer group averages include reinvested dividends and capital gains, if any, and exclude sales charges. (C)2002 REUTERS. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. An investor cannot invest directly in an average or index.

IMPORTANT PERFORMANCE AND OTHER INFORMATION PERFORMANCE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF ONGOING MARKET VOLATILITY, THE FUNDS' PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. The investment return and principal value of an investment in the Funds' will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Funds offer several classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Prospectus. The Funds' portfolios are actively managed and, therefore, allocations are subject to change.

A NOTE ABOUT RISK: Investors should realize that the Total Return Fund has the ability to invest up to 20% of its total assets in high-yield securities. The risks of high-yield securities include, but are not limited to, price volatility and the possibility of default in the timely payment of interest and principal. In addition, the Fund has the ability to invest up to 20% of its assets in foreign securities. Foreign securities markets may not be subject to the same degree of regulation as the U.S. markets and may be more volatile and less liquid than the major U.S. markets. Foreign investments are subject to currency exposure. These factors can affect Fund performance. There can be no assurance that the Fund will meet its investment objective.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. For more complete information about this or any Lord Abbett Mutual Fund, including risks, charges and ongoing expenses, please call your Investment Professional or Lord Abbett Distributor LLC at 800-874-3733 for a Prospectus. An investor should read the Prospectus carefully before investing.

4
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SCHEDULE OF INVESTMENTS (UNAUDITED)
CORE FIXED INCOME FUND MAY 31, 2002

                                                                               PRINCIPAL
                                                  INTEREST         MATURITY       AMOUNT
INVESTMENTS                                           RATE             DATE        (000)            VALUE
---------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS 103.52%

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS 5.50%
Federal Home Loan Mortgage Corp. 1603 G             2.375%        4/15/2021         $ 43         $ 43,467
Federal Home Loan Mortgage Corp. 1356 M              5.50%        6/15/2003           19           19,228
Federal Home Loan Mortgage Corp. 1629 G              5.75%        5/15/2019           29           29,720
Federal Home Loan Mortgage Corp. 1684 F              5.75%        8/15/2020           99          100,122
Federal Home Loan Mortgage Corp. 1628 G              5.85%        8/15/2019          128          129,443
Federal Home Loan Mortgage Corp. 1484 L              6.00%        2/15/2004          109          111,445
Federal Home Loan Mortgage Corp. 1531 K              6.00%        4/15/2008           49           49,042
Federal Home Loan Mortgage Corp. 1592 G              6.00%        7/15/2019           11           11,526
Federal Home Loan Mortgage Corp. 1598 G              6.00%        2/15/2007           15           14,813
Federal Home Loan Mortgage Corp. 1615 I              6.00%       12/15/2007          289            7,575
Federal Home Loan Mortgage Corp. 1625 GA             6.00%        1/15/2008           72            1,384
Federal Home Loan Mortgage Corp. 1625 K              6.00%        4/15/2008            8            8,126
Federal Home Loan Mortgage Corp. 1631 G              6.00%        5/15/2019           57           57,212
Federal Home Loan Mortgage Corp. 1666 E              6.00%       12/15/2019           30           30,226
Federal Home Loan Mortgage Corp. 1679 LA             6.00%        2/15/2009            3            2,578
Federal Home Loan Mortgage Corp. 1564 G              6.25%        5/15/2007           77           77,778
Federal National Mortgage Assoc. 1993-238 F         2.044%        6/25/2008           33           32,763
Federal National Mortgage Assoc. G94-1 F            2.294%        1/25/2024           21           21,404
Federal National Mortgage Assoc. 1993-54 FH         2.444%        4/25/2021           71           72,260
Federal National Mortgage Assoc. 1993-54 FK         2.444%        4/25/2021           60           60,080
Federal National Mortgage Assoc. 1993-223 VC         5.80%        1/25/2003           26           26,045
Federal National Mortgage Assoc. 1993-167 G          6.00%        8/25/2019            4            3,767
Federal National Mortgage Assoc. 1993-191 B          6.00%        8/25/2008           11           11,369
Federal National Mortgage Assoc. 1993-202 G          6.00%        6/25/2019           63           63,629
Federal National Mortgage Assoc. 1993-211 PG         6.00%        3/25/2007           22           21,902
Federal National Mortgage Assoc. G93-29 G            6.20%        6/25/2002            1              304
Federal National Mortgage Assoc. 1993-129 E          6.25%        2/25/2007           33           33,433
Federal National Mortgage Assoc. 1993-168 PG         6.25%        1/25/2020           36           36,400
Federal National Mortgage Assoc. G93-32 PG           6.25%       11/25/2019            8            8,387
Federal National Mortgage Assoc. 1993-135 PE         6.50%        2/25/2007            3            3,459
Federal National Mortgage Assoc. 1993-60 B           6.50%        7/25/2020            8            8,043
Federal National Mortgage Assoc. 1998-17 TB          6.50%       12/18/2017           14           14,425
Federal National Mortgage Assoc. 1997-11 H           7.00%        8/18/2025            1              679
                                                                                                ---------
TOTAL                                                                                           1,112,034
                                                                                                ---------

                        SEE NOTES TO FINANCIAL STATEMENTS                      5
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SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)
CORE FIXED INCOME FUND MAY 31, 2002

                                                                               PRINCIPAL
                                                  INTEREST         MATURITY       AMOUNT
INVESTMENTS                                           RATE             DATE        (000)            VALUE
---------------------------------------------------------------------------------------------------------
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 1.36%
Federal National Mortgage Assoc.                      6.87%        4/1/2006         $ 94         $ 99,996
Federal National Mortgage Assoc.                     7.235%       10/1/2003          169          175,427
                                                                                                 --------
TOTAL                                                                                             275,423
                                                                                                 --------
ASSET-BACKED SECURITIES 18.36%
BMW Vehicle Owner Trust 1999-A A4                     6.54%       4/25/2004           30           30,548
Capital Auto Receivables Asset Trust 1992-2 A5        6.45%       1/15/2005          100          101,031
Chase Credit Card Master Trust 2000-2 A               1.94%       7/15/2005           35           35,011
Chemical Master Credit Card Trust 1995-3 A            6.23%       4/15/2005          121          121,793
Citibank Credit Card Master Trust 1998-9 A            5.30%        1/9/2006          270          278,463
Contimortgage Home Equity Loan 1998-1 A5              6.43%       4/15/2016           92           91,623
Discover Card Master Trust 1998-3 A                  1.965%       9/16/2005           20           20,012
EQCC Home Equity Loan Trust 1996-4 A6                 6.88%       7/15/2014            2            2,185
First Chicago Master Trust II 1995-0 A                2.07%       2/15/2004           52           52,553
First Chicago Master Trust II 1995-M A                2.08%      12/15/2003           21           20,852
Ford Credit Auto Owner Trust 2000-G A4                6.62%       7/15/2004          287          293,188
Ford Credit Auto Owner Trust 2000-E A4                6.74%       6/15/2004           62           63,261
Ford Credit Auto Owner Trust 2000-G B                 6.92%       4/15/2005          110          114,984
Ford Credit Auto Owner Trust 2000-A A4                7.09%      11/17/2003           23           23,557
Ford Credit Auto Owner Trust 2000-C A4                7.24%       2/15/2004          308          315,390
Green Tree Financial 1999-1 A3                        5.61%        5/1/2013          106          107,277
Green Tree Financial 1999-5 A2                        6.77%        4/1/2031            8            7,793
Green Tree Financial 1997-2 A5                        6.91%       6/15/2028          111          112,011
Harley-Davidson Eaglemark Motorcycle Trust 1998-1 A2  5.94%       2/15/2004           32           31,663
Honda Auto Lease Trust 1999-A A5                      6.65%       7/15/2005           38           38,310
MBNA Credit Card Master Note 2001-B1 B1              2.215%      10/15/2008          115          115,071
MBNA Master Credit Card Trust 1998-D A                5.80%      12/15/2005          300          309,955
Premier Auto Trust 1999-2 A4                          5.59%        2/9/2004           35           35,615
Premier Auto Trust 1999-1 A4                          5.82%       10/8/2003           76           76,916
Residential Asset Securities Corp. 1999-KS1 AI4       6.28%       8/25/2025          185          188,564
Residential Asset Securities Corp. 1997-KS3 AI6       6.90%       8/25/2027          248          257,229
Sears Credit Account Master 1995-5 A                  6.05%       1/15/2008          157          161,093
Sears Credit Account Master 1999-2 A                  6.35%       2/16/2007           38           38,027
Sears Credit Account Master Trust 1996-4 A            6.45%      10/16/2006          146          147,250
The Money Store Home Equity Trust 1994-A A5          6.725%       6/15/2024          165          169,548
UCFC Home Equity Loan 1997-C A5                       6.88%       9/15/2022           20           20,659

6                      SEE NOTES TO FINANCIAL STATEMENTS.
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SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)
CORE FIXED INCOME FUND MAY 31, 2002

                                                                               PRINCIPAL
                                                 INTEREST          MATURITY       AMOUNT
INVESTMENTS                                          RATE              DATE        (000)            VALUE
---------------------------------------------------------------------------------------------------------
Vanderbilt Mortgage Finance Trust 2000-D A2          6.975%        1/7/2014        $ 163        $ 169,171
Vanderbilt Mortgage Finance Trust 1997-B 1A4          7.19%        2/7/2014          147          152,518
Western Financial Owner Trust 1999-B A3               6.32%      10/20/2003            5            5,237
                                                                                                ---------
TOTAL                                                                                           3,708,358
                                                                                                ---------

FEDERAL HOME LOAN MORTGAGE CORPORATION PASS-THROUGH SECURITIES 14.87%
Federal Home Loan Mortgage Corp.                      6.00%        6/1/2031          100           99,293
Federal Home Loan Mortgage Corp.                      6.50%        4/1/2003            8            8,437
Federal Home Loan Mortgage Corp.                      6.50%             TBA        1,650        1,676,813
Federal Home Loan Mortgage Corp.                      6.75%        7/1/2004            2            2,227
Federal Home Loan Mortgage Corp.                      7.00%             TBA          940          971,142
Federal Home Loan Mortgage Corp.                      7.50%   5/1-10/1/2031          235          246,167
                                                                                                ---------
TOTAL                                                                                           3,004,079
                                                                                                ---------

FEDERAL NATIONAL MORTGAGE ASSOCIATION PASS-THROUGH SECURITIES 11.51%
Federal National Mortgage Assoc.                      5.00%        2/1/2003           63           63,190
Federal National Mortgage Assoc.                      6.00%             TBA          857          864,103
Federal National Mortgage Assoc.                      6.25%       12/1/2003            8            8,756
Federal National Mortgage Assoc.                      6.50%        4/1/2017          139          144,274
Federal National Mortgage Assoc.                      6.55%        9/1/2007           57           60,394
Federal National Mortgage Assoc.                     6.568%        4/1/2008           20           21,219
Federal National Mortgage Assoc.                      6.75%       10/1/2003            3            3,149
Federal National Mortgage Assoc.                      7.00%    2004 to 2017          676          708,365
Federal National Mortgage Assoc.                     7.011%       12/1/2006           28           30,444
Federal National Mortgage Assoc.                     7.074%       10/1/2007          193          208,591
Federal National Mortgage Assoc.                     7.085%        8/1/2003           19           19,317
Federal National Mortgage Assoc.                     7.285%        7/1/2003          189          193,616
                                                                                                ---------
TOTAL                                                                                           2,325,418
                                                                                                ---------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION PASS-THROUGH SECURITIES 2.39%
Government National Mortgage Assoc.                   7.00%    2030 to 2031          465          482,299
                                                                                                ---------

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS 0.25%
GE Capital Mortgage Services, Inc. 1993-17 A6         6.50%      12/25/2023            1              748
GE Capital Mortgage Services, Inc. 1995-10 B1         7.00%      10/25/2010           48           48,957
                                                                                                ---------
TOTAL                                                                                              49,705
                                                                                                ---------

                           SEE NOTES TO FINANCIAL STATEMENTS.                  7

CORE FIXED INCOME FUND MAY 31, 2002

                                                                               PRINCIPAL
                                                  INTEREST         MATURITY       AMOUNT
INVESTMENTS                                           RATE             DATE        (000)            VALUE
---------------------------------------------------------------------------------------------------------
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 3.90%
Credit Suisse First Boston 1998-C2 A1                 5.96%      11/11/2030        $ 289        $ 299,795
Credit Suisse First Boston 1998-C2 A2                 6.30%      11/11/2030           60           62,246
Credit Suisse First Boston 1997-C2 A2                 6.52%       1/17/2035          245          257,962
First Union-Lehman Brothers Commercial
Mortgage, Inc. 1997-C2 A2                             6.60%      11/18/2029          160          168,810
                                                                                                ---------
TOTAL                                                                                             788,813
                                                                                                ---------

NON-CONVERTIBLE BONDS 27.45%
AOL Time Warner, Inc.                                 6.75%       4/15/2011           55           53,910
AT&T Corp.*                                           7.30%      11/15/2011           95           87,246
AT&T Wireless Services, Inc.                         7.875%        3/1/2011          115          110,996
Burlington Northern Santa Fe Corp.                   7.125%      12/15/2010          110          117,656
Calpine Corp.                                        7.875%        4/1/2008           90           74,799
Caterpillar, Inc.                                     6.95%        5/1/2042           45           45,980
Citigroup, Inc.                                       6.50%       1/18/2011          100          104,230
Conagra Foods, Inc.                                   6.75%       9/15/2011          105          109,664
Constellation Energy Group, Inc.                      7.00%        4/1/2012           95           97,879
Coors Brewing Co.*                                   6.375%       5/15/2012           95           96,959
Cox Communications, Inc.                              7.75%       11/1/2010           90           90,363
CRH America, Inc.                                     6.95%       3/15/2012          110          115,167
CSC Holdings, Inc.                                   8.125%       8/15/2009           75           72,347
Dow Chemical Co.                                      5.97%       1/15/2009          200          201,365
DTE Energy Co.                                        7.05%        6/1/2011           90           94,057
Dun & Bradstreet Corp.                               6.625%       3/15/2006           69           70,911
Duquesne Light Co.                                    6.70%       4/15/2012           50           51,362
Enterprise Products Operating L.P.                    7.50%        2/1/2011          130          134,351
Ford Motor Credit Co.                                 6.50%       1/25/2007          450          456,758
General Electric Capital Corp.                       5.875%       2/15/2012          100           98,932
General Electric Capital Corp.                        6.75%       3/15/2032          105          103,990
GMAC Mortgage Corp.                                   8.00%       11/1/2031           55           59,065
Goldman Sachs Group, Inc.                             6.60%       1/15/2012           95           96,900
HCA- The Healthcare Co.                               6.95%        5/1/2012           75           75,966
Healthsouth Corp.                                     8.50%        2/1/2008          125          131,875
Household Finance Corp.                              6.375%      10/15/2011          155          150,810
International Flavors & Fragrances, Inc.              6.45%       5/15/2006          200          203,152
John Deere Captial Corp.                              7.00%       3/15/2012          100          105,465
Kansas City Power & Light Co.                        7.125%      12/15/2005          105          110,809

8                  SEE NOTES TO FINANCIAL STATEMENTS.

CORE FIXED INCOME FUND MAY 31, 2002

                                                                               PRINCIPAL
                                                  INTEREST         MATURITY       AMOUNT
INVESTMENTS                                           RATE             DATE        (000)            VALUE
---------------------------------------------------------------------------------------------------------
Lenfest Communications, Inc.                          8.25%       2/15/2008        $ 180        $ 188,086
Lincoln National Corp.                                6.20%      12/15/2011           90           89,521
MeadWestvaco Corp.                                    6.85%        4/1/2012          110          114,048
Mirant Americas Generation, Inc.                     7.625%        5/1/2006          110           97,444
Morgan Stanley Dean Witter & Co.                      6.75%       4/15/2011          115          118,766
Niagara Mohawk Holdings, Inc.                        5.375%       10/1/2004           60           60,836
Oncor Electric Delivery Co.*                         6.375%        5/1/2012           65           66,180
PPL Energy Supply LLC                                 6.40%       11/1/2011          100           94,834
Praxair, Inc.                                         6.50%        3/1/2008           75           78,140
Quest Diagnostics, Inc.                               7.50%       7/12/2011          155          164,673
Qwest Capital Funding, Inc.                           7.75%       8/15/2006          240          201,642
Scholastic Corp.                                      5.75%       1/15/2007           95           94,971
Sears Roebuck Acceptance Corp.                        7.00%        6/1/2032           25           24,540
Shaw Communications, Inc.                             7.25%        4/6/2011          115          114,003
Sprint Capital Corp.*                                8.375%       3/15/2012           50           49,434
Telus Corp.                                           8.00%        6/1/2011          110          106,502
Tenet Healthcare Corp.                               6.375%       12/1/2011           85           84,759
Waste Management, Inc.                                7.10%        8/1/2026          135          136,666
Waste Management, Inc.                               7.375%        8/1/2010           90           92,635
Wellpoint Health Networks, Inc.                      6.375%       1/15/2012          115          116,014
Weyerhaeuser Co.*                                    6.125%       3/15/2007           75           76,715
WorldCom, Inc. - WorldCom Group                       8.25%       5/15/2010          105           53,025
                                                                                                ---------
TOTAL                                                                                           5,546,398
                                                                                                ---------

NON-CONVERTIBLE FOREIGN BONDS 0.99%
Republic of Chile (Chile)                            5.625%       7/23/2007           70           69,979
United Mexican States (Mexico)                       9.875%        2/1/2010          112          129,080
                                                                                                ---------
TOTAL                                                                                             199,059
                                                                                                ---------

U.S. GOVERNMENT AGENCY DEBENTURES 11.15%
Federal National Mortgage Assoc.                      5.50%      10/18/2011          320          315,279
Federal National Mortgage Assoc.                      6.00%      12/21/2011          456          460,853
Federal National Mortgage Assoc.                     6.625%       9/15/2009          490          528,955
Federal National Mortgage Assoc.                     6.625%      11/15/2030          910          948,338
                                                                                                ---------
TOTAL                                                                                           2,253,425
                                                                                                ---------

                         SEE NOTES TO FINANCIAL STATEMENTS.                 9

CORE FIXED INCOME FUND MAY 31, 2002

                                                                               PRINCIPAL
                                                  INTEREST         MATURITY       AMOUNT
INVESTMENTS                                           RATE             DATE        (000)            VALUE
---------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 5.79%
U.S. Treasury Bond                                    5.25%       2/15/2029        $ 707      $   657,454
U.S. Treasury Note                                   5.625%       5/15/2008          200          210,796
U.S. Treasury Strips                            zero coupon       8/15/2020          831          278,875
U.S. Treasury Strips                            zero coupon      11/15/2027          100           22,102
                                                                                              -----------
TOTAL                                                                                           1,169,227
                                                                                              -----------
TOTAL LONG-TERM INVESTMENTS (Cost $20,820,887)                                                 20,914,238
                                                                                              ===========
SHORT-TERM INVESTMENTS 12.34%
                                                                                  SHARES
                                                                                   (000)
                                                                              ----------
MUTUAL FUND 4.48%
Dreyfus Cash Management Plus                                                         905          905,000
                                                                                              -----------

                                                                               PRINCIPAL
                                                                                  AMOUNT
REPURCHASE AGREEMENT 7.86%                                                         (000)
                                                                              ----------
Repurchase Agreement dated 5/31/2002 from
J.P. Morgan Chase Co. collateralized by $1,540,000 of
Federal Home Loan Bank at 5.25% due 2/13/2004;
value - $1,591,682, proceeds - $1,588,238             1.75%        6/3/2002       $1,588        1,588,000
                                                                                              -----------
TOTAL SHORT-TERM INVESTMENTS (Cost $2,493,000)                                                  2,493,000
                                                                                              ===========
TOTAL INVESTMENTS 115.86% (Cost $23,313,887)                                                  $23,407,238
                                                                                              ===========

* Restricted security under Rule 144A.
TBA - To be announced. Security on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

10                      SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)
TOTAL RETURN FUND MAY 31, 2002

                                                                               PRINCIPAL
                                                 INTEREST          MATURITY       AMOUNT
INVESTMENTS                                          RATE              DATE        (000)            VALUE
---------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS 101.63%

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS 2.67%
Federal Home Loan Mortgage Corp. 1710 D              2.325%       6/15/2020         $ 60         $ 59,751
Federal Home Loan Mortgage Corp. 1550 FB             2.375%       7/15/2008           64           64,308
Federal Home Loan Mortgage Corp. 1611 G              2.375%       5/15/2021          243          243,410
Federal Home Loan Mortgage Corp. 1559 VP              5.50%       2/15/2020          149          149,526
Federal Home Loan Mortgage Corp. 1587 GA              5.60%       1/15/2008           23           22,826
Federal Home Loan Mortgage Corp. 1606 G               5.75%       1/15/2008            1              870
Federal Home Loan Mortgage Corp. 1611 F               5.75%       5/15/2021          435          438,572
Federal Home Loan Mortgage Corp. 1625 K               6.00%       4/15/2008          161          162,523
Federal Home Loan Mortgage Corp. 1679 C               6.00%      10/15/2007            8            7,744
Federal Home Loan Mortgage Corp. 1693 L               6.00%       2/15/2008            3            2,699
Federal Home Loan Mortgage Corp. 1452 PH              6.50%       6/15/2006            -(a)           361
Federal Home Loan Mortgage Corp. 1542 H               6.50%      10/15/2020           62           63,158
Federal Home Loan Mortgage Corp. 1150 H               7.00%       9/15/2006            1            1,225
Federal National Mortgage Assoc. 1993-209 F          2.244%       8/25/2008          127          127,768
Federal National Mortgage Assoc. 1993-221 FC         2.494%       3/25/2008           80           80,765
Federal National Mortgage Assoc. 1993-197 G           5.65%      10/25/2008          107          107,159
Federal National Mortgage Assoc. 1993-187 GA          5.75%       9/25/2018           37           37,374
Federal National Mortgage Assoc. 1993-56 BA           5.75%       9/25/2002            2            2,791
Federal National Mortgage Assoc. 1993-175 PT          6.00%      11/25/2007            6            5,796
Federal National Mortgage Assoc. 1993-225 WA          6.00%       1/25/2013           27           27,066
Federal National Mortgage Assoc. 1993-50 C            6.00%       6/25/2002            1              690
Federal National Mortgage Assoc. 1993-138 G           6.25%       5/25/2019            3            2,812
Federal National Mortgage Assoc. 1993-155 G           6.25%       8/25/2019            4            4,220
Federal National Mortgage Assoc. 1993-135 PE          6.50%       2/25/2007            1              899
Federal National Mortgage Assoc. 1993-60 B            6.50%       7/25/2020            1              778
                                                                                                ---------
TOTAL                                                                                           1,615,091
                                                                                                ---------

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 1.91%
Federal National Mortgage Assoc.                     6.130%        9/1/2008           96           99,934
Federal National Mortgage Assoc.                      6.20%        9/1/2008           14           14,974
Federal National Mortgage Assoc.                      6.50%        7/1/2008          216          228,246
Federal National Mortgage Assoc.                     6.568%        4/1/2008          150          159,141
Federal National Mortgage Assoc.                      6.87%        4/1/2006           47           49,998
Federal National Mortgage Assoc.                      7.04%        7/1/2006           13           14,359
Federal National Mortgage Assoc.                      7.04%        3/1/2007           48           51,194


                              SEE NOTES TO FINANCIAL STATEMENTS.              11

TOTAL RETURN FUND MAY 31, 2002

                                                                               PRINCIPAL
                                                  INTEREST         MATURITY       AMOUNT
INVESTMENTS                                           RATE             DATE        (000)            VALUE
---------------------------------------------------------------------------------------------------------
Federal National Mortgage Assoc.                     7.235%       10/1/2003        $ 497      $   514,521
Federal National Mortgage Assoc.                     7.245%        9/1/2003           27           28,033
                                                                                              -----------
TOTAL                                                                                           1,160,400
                                                                                              -----------

ASSET-BACKED SECURITIES 19.34%
Aames Mortgage Trust 1998-B A3F                      6.335%       8/15/2024            1              685
Capital Auto Receivables Asset Trust 2001-1 A3        5.33%       4/15/2004          835          837,605
Chase Credit Card Master Trust 1997-5 A              6.194%       8/15/2005          100          101,687
Chemical Master Credit Card Trust 1995-3 A            6.23%       4/15/2005          432          434,834
CIT Receivables Trust 1996-A                          5.40%      12/15/2011           10           10,061
Citibank Credit Card Master Trust 1998-9 A            5.30%        1/9/2006        1,040        1,072,599
Contimortgage Home Equity Loan 1997-4 A5              6.44%      12/15/2012            3            3,236
Copelco Capital Funding Corp. 1999-B A3               6.61%      12/18/2002            5            4,656
Daimler Chrysler Auto Trust 2000-A A3                 7.09%       12/6/2003           25           25,272
EQCC Home Equity Loan Trust 1992-2 A2F               6.223%       6/25/2011            3            2,799
First Chicago Master Trust II 1995-0 A                2.07%       2/15/2004          432          432,102
Ford Credit Auto Owner Trust 1999-D A5                6.52%       9/15/2003           12           11,952
Ford Credit Auto Owner Trust 2000-G A4                6.62%       7/15/2004          885          904,081
Ford Credit Auto Owner Trust 2000-E A4                6.74%       6/15/2004          620          632,606
Ford Credit Auto Owner Trust 2000-G B                 6.92%       4/15/2005          331          345,998
Ford Credit Auto Owner Trust 2000-A A4                7.09%      11/17/2003          143          146,056
Green Tree Financial 1999-1 A3                        5.61%        5/1/2013          256          259,252
Green Tree Financial 1999-3 A3                        5.80%        2/1/2031           78           78,530
Green Tree Financial 1999-3 A4                        5.95%        2/1/2031          120          121,950
Green Tree Financial 1997-2 A5                        6.91%       6/15/2028          232          233,355
Green Tree Financial 1999-5 A3                        6.97%        4/1/2031          305          314,358
Harley-Davidson Eaglemark Motorcycle Trust 1998-1 A2  5.94%       2/15/2004            5            4,913
Honda Auto Receivables Trust                          5.35%      10/15/2004          293          293,749
Massachusetts RRB Special Purpose Trust               6.45%       9/15/2005          299          307,660
MBNA Credit Card Master Note 2001-B1 B1              2.215%      10/15/2008          350          350,217
MBNA Master Credit Card Trust 1997-C A                1.95%       8/15/2006          250          250,155
MBNA Master Credit Card Trust 1997-F A                6.60%      11/15/2004          670          671,589
Premier Auto Trust 1998-5 A4                          5.19%        4/8/2003           20           20,102
Premier Auto Trust 1999-2 A4                          5.59%        2/9/2004           60           60,546
Premier Auto Trust 1998-3 A4                          5.96%       10/8/2002           37           36,600
Premier Auto Trust 1999-3 A4                          6.43%        3/8/2004          408          416,312
Residential Asset Securities Corp. 1997-KS4 AI6       6.68%      11/25/2027          203          210,284
Residential Asset Securities Corp. 1997-KS3 AI6       6.90%       8/25/2027          748          776,568

12              SEE NOTES TO FINANCIAL STATEMENTS.

TOTAL RETURN FUND MAY 31, 2002

                                                                               PRINCIPAL
                                                  INTEREST         MATURITY       AMOUNT
INVESTMENTS                                           RATE             DATE        (000)            VALUE
---------------------------------------------------------------------------------------------------------
Saks Credit Card Master Trust 1999-1 A                2.06%      12/15/2005        $ 350      $   350,275
Sears Credit Account Master Trust 1995-5 A            6.05%       1/15/2008          394          402,731
Sears Credit Account Master Trust 1996-4 A            6.45%      10/16/2006          304          307,121
The Money Store Home Equity Trust 1994-A A5          6.725%       6/15/2024          495          508,644
Triad Auto Receivables 1998-4 A                       5.98%       9/17/2005           32           32,763
Vanderbilt Mortgage Finance Trust 2001-A A1          5.675%        1/7/2010          213          213,899
Vanderbilt Mortgage Finance Trust 2000-D A2          6.975%        1/7/2014          508          526,306
Western Financial Owner Trust                         5.70%      11/20/2003            7            6,840
                                                                                              -----------
TOTAL                                                                                          11,720,948
                                                                                              -----------

FEDERAL HOME LOAN MORTGAGE CORPORATION PASS-THROUGH SECURITIES 14.89%
Federal Home Loan Mortgage Corp.                     6.00%         6/1/2031          300          297,877
Federal Home Loan Mortgage Corp.                     6.50%              TBA        5,065        5,147,306
Federal Home Loan Mortgage Corp.                     7.00%              TBA        2,710        2,799,782
Federal Home Loan Mortgage Corp.                     7.50%    5/1-10/1/2031          740          774,114
                                                                                              -----------
TOTAL                                                                                           9,019,079
                                                                                              -----------

FEDERAL NATIONAL MORTGAGE ASSOCIATION PASS-THROUGH SECURITIES 8.27%
Federal National Mortgage Assoc.                      6.00%             TBA        2,080        2,101,453
Federal National Mortgage Assoc.                      6.50%        4/1/2017          403          417,364
Federal National Mortgage Assoc.                      7.00%    2016 to 2017        2,372        2,486,820
Federal National Mortgage Assoc.                      8.50%        6/1/2003            3            2,895
                                                                                              -----------
TOTAL                                                                                           5,008,532
                                                                                              -----------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION PASS-THROUGH SECURITIES 2.45%
Government National Mortgage Assoc.                   7.00%    2028 to 2031        1,431        1,485,482
Government National Mortgage Assoc.                   8.00%       9/15/2004            1              409
Government National Mortgage Assoc.                   8.50%      12/20/2002            1              394
Government National Mortgage Assoc.                  12.00%       8/15/2013            -(a)           363
                                                                                              -----------
TOTAL                                                                                           1,486,648
                                                                                              -----------

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.49%
Commercial Mortgage Asset Trust 1999-C2 A1           7.285%      11/17/2032           50           53,501
Credit Suisse First Boston 1998-C2 A1                 5.96%      11/11/2030          777          806,204
Credit Suisse First Boston 1998-C2 A2                 6.30%      11/11/2030          435          451,286
Credit Suisse First Boston 1997-C2 A2                 6.52%       1/17/2035        1,115        1,173,992
DLJ Commercial Mortgage Corp. 1998-CF1 A1A            6.14%       2/18/2031          224          232,850
                                                                                               ----------
TOTAL                                                                                           2,717,833
                                                                                               ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.                     13

TOTAL RETURN FUND MAY 31, 2002

                                                                               PRINCIPAL
                                                 INTEREST          MATURITY       AMOUNT
INVESTMENTS                                          RATE              DATE        (000)            VALUE
---------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE BONDS 34.22%
American Standard, Inc.                              7.625%       2/15/2010        $ 251      $   257,589
AOL Time Warner, Inc.                                 6.75%       4/15/2011          182          178,396
ArvinMeritor, Inc.                                    8.75%        3/1/2012          220          237,577
AT&T Corp.*                                           7.30%      11/15/2011          300          275,516
AT&T Wireless Services, Inc.                         7.875%        3/1/2011          350          337,813
Beazer Homes USA, Inc.*                              8.375%       4/15/2012          251          261,668
Biovail Corp.                                        7.875%        4/1/2010          150          150,188
Burlington Northern Santa Fe Corp.                   7.125%      12/15/2010          378          404,308
Calpine Corp.                                        7.875%        4/1/2008          394          327,452
Caterpillar, Inc.                                     6.95%        5/1/2042          163          166,550
Citigroup, Inc.                                       6.50%       1/18/2011          320          333,536
Conagra Foods, Inc.                                   6.75%       9/15/2011          389          406,278
Constellation Energy Group, Inc.                      7.00%        4/1/2012          310          319,395
Coors Brewing Co.*                                   6.375%       5/15/2012          340          347,010
Cox Communications, Inc.                              7.75%       11/1/2010          325          326,310
CRH America, Inc.                                     6.95%       3/15/2012          340          355,970
CSC Holdings, Inc.                                   8.125%       8/15/2009          275          265,271
D. R. Horton, Inc.                                   10.00%       4/15/2006          220          227,040
Dean Foods Co.                                        8.15%        8/1/2007          241          247,141
Dole Food Co.                                        6.375%       10/1/2005          225          227,298
Dow Chemical Co.                                      5.97%       1/15/2009          625          629,264
DTE Energy Co.                                        7.05%        6/1/2011          300          313,524
Dun & Bradstreet Corp.                               6.625%       3/15/2006          145          149,016
Duquesne Light Co.                                    6.70%       4/15/2012          170          174,630
Enterprise Products Operating L.P.                    7.50%        2/1/2011          413          426,823
Ferro Corp.                                          9.125%        1/1/2009          250          265,877
Ford Motor Credit Co.                                 6.50%       1/25/2007        1,390        1,410,874
Forest Oil Corp.*                                     7.75%        5/1/2014          251          244,725
General Electric Capital Corp.                       5.875%       2/15/2012          330          326,477
General Electric Capital Corp.                        6.75%       3/15/2032          320          316,921
GMAC Mortgage Corp.                                   8.00%       11/1/2031          172          184,711
Goldman Sachs Group, Inc.                             6.60%       1/15/2012          305          311,099
HCA - The Healthcare Co.                              6.95%        5/1/2012          241          244,105
Healthsouth Corp.                                     8.50%        2/1/2008          393          414,615
Household Finance Corp.                              6.375%      10/15/2011          442          430,052
International Flavors & Fragrances, Inc.              6.45%       5/15/2006          605          614,534

14                      SEE NOTES TO FINANCIAL STATEMENTS.

TOTAL RETURN FUND MAY 31, 2002

                                                                               PRINCIPAL
                                                  INTEREST         MATURITY       AMOUNT
INVESTMENTS                                           RATE             DATE        (000)            VALUE
---------------------------------------------------------------------------------------------------------
Iron Mountain, Inc.                                  8.625%        4/1/2013        $ 150      $   153,000
John Deere Captial Corp.                              7.00%       3/15/2012          359          378,619
Kansas City Power & Light Co.                        7.125%      12/15/2005           52           54,877
Lenfest Communications, Inc.                          8.25%       2/15/2008          635          663,526
Lincoln National Corp.                                6.20%      12/15/2011          330          328,245
MeadWestvaco Corp.                                    6.85%        4/1/2012          370          383,617
Mirant Americas Generation, Inc.                     7.625%        5/1/2006          394          349,028
Morgan Stanley Dean Witter & Co.                      6.75%       4/15/2011          404          417,229
Nextel Communications, Inc.                           9.50%        2/1/2011          250          158,750
Niagara Mohawk Holdings, Inc.                        5.375%       10/1/2004          225          228,137
Oncor Electric Delivery Co.*                         6.375%        5/1/2012          205          208,722
Oshkosh Truck Corp.                                   8.75%        3/1/2008          261          272,745
Park Place Entertainment Corp.                        7.50%        9/1/2009          295          296,875
PPL Energy Supply LLC*                                6.40%       11/1/2011          290          275,019
Praxair, Inc.                                         6.50%        3/1/2008          250          260,465
Quest Diagnostics, Inc.                               7.50%       7/12/2011          536          569,451
Qwest Capital Funding, Inc.                           7.75%       8/15/2006          742          623,410
Scholastic Corp.                                      5.75%       1/15/2007          310          309,904
Sears Roebuck Acceptance Corp.                        7.00%        6/1/2032           88           86,381
Shaw Communications, Inc.                             7.25%        4/6/2011          329          326,149
Sprint Capital Corp.*                                8.375%       3/15/2012          160          158,188
Telus Corp.                                           8.00%        6/1/2011          359          347,585
Tenet Healthcare Corp.                               6.375%       12/1/2011          245          244,305
Waste Management, Inc.                                7.10%        8/1/2026          329          333,059
Waste Management, Inc.                               7.375%        8/1/2010          310          319,075
Wellpoint Health Networks, Inc.                      6.375%       1/15/2012          400          403,528
Weyerhaeuser Co.*                                    6.125%       3/15/2007          286          292,539
WorldCom, Inc.- WorldCom Group                        8.25%       5/15/2010          359          181,295
                                                                                               ----------
TOTAL                                                                                          20,733,276
                                                                                               ----------

NON-CONVERTIBLE FOREIGN BONDS 2.13%
Bulgaria Float (Bulgaria)(b)                         2.813%       7/28/2024          130          121,223
Republic of Brazil (Brazil)                          11.00%       1/11/2012          180          146,700
Republic of Brazil (Brazil)                          11.50%       3/12/2008           80           71,400
Republic of Chile (Chile)                            5.625%       7/23/2007          215          214,936
Republic of Panama (Panama)                          9.625%        2/8/2011          165          169,373
Republic of Peru (Peru)*                             9.125%       2/21/2012          135          128,790

                       SEE NOTES TO FINANCIAL STATEMENTS.                     15

TOTAL RETURN FUND MAY 31, 2002

                                                                               PRINCIPAL
                                                  INTEREST         MATURITY       AMOUNT
INVESTMENTS                                           RATE             DATE        (000)            VALUE
---------------------------------------------------------------------------------------------------------
Russian Federation (Russia)*(b)                       5.00%       3/31/2030         $ 90      $    64,574
United Mexican States (Mexico)                       9.875%        2/1/2010          325          374,563
                                                                                              -----------
TOTAL                                                                                           1,291,559
                                                                                              -----------

U.S. GOVERNMENT AGENCY DEBENTURES 7.35%
Federal National Mortgage Assoc.                      5.50%      10/18/2011        1,050        1,034,509
Federal National Mortgage Assoc.                      6.00%      12/21/2011        1,348        1,362,345
Federal National Mortgage Assoc.                     6.625%       9/15/2009          105          113,348
Federal National Mortgage Assoc.                     6.625%      11/15/2030        1,866        1,944,615
                                                                                              -----------
TOTAL                                                                                           4,454,817
                                                                                              -----------

U.S. TREASURY OBLIGATIONS 3.91%
U.S. Treasury Bond                                   5.250%       2/15/2029          610          567,250
U.S. Treasury Note                                   5.625%       5/15/2008          100          105,398
U.S. Treasury Strips                            zero coupon       8/15/2020        1,850          620,842
U.S. Treasury Strips                            zero coupon      11/15/2027        4,880        1,078,578
                                                                                              -----------
TOTAL                                                                                           2,372,068
                                                                                              -----------
TOTAL LONG-TERM INVESTMENTS (Cost $61,392,704)                                                 61,580,251
                                                                                              ===========
SHORT-TERM INVESTMENTS 13.99%
                                                                                  SHARES
                                                                                   (000)
                                                                               ---------
MUTUAL FUND 4.46%
Dreyfus Cash Management Plus                                                       2,700        2,700,000
                                                                                              -----------
                                                                               PRINCIPAL
                                                                                  AMOUNT
                                                                                   (000)
                                                                               ---------
REPURCHASE AGREEMENT 9.53%
Repurchase Agreement dated 5/31/2002 from
J.P. Morgan Chase Co. collateralized by $5,620,000
of Federal Home Loan Bank at 5.25% due 2/13/2004;
value - $5,808,607, proceeds - $5,777,867             1.75%        6/3/2002       $5,777        5,777,000
                                                                                              -----------
TOTAL SHORT-TERM INVESTMENTS (Cost $8,477,000)                                                  8,477,000
                                                                                              ===========
TOTAL INVESTMENTS 115.62% (Cost $69,869,704)                                                  $70,057,251
                                                                                              ===========

* Restricted security under Rule 144A.
(a) Amount represents less than $1,000 principal.
(b) Variable rate security. The interest rate represents the rate at May 31, 2002.
TBA - To be announced. Security on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

16                SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
May 31, 2002

                                                                         CORE FIXED                      TOTAL
                                                                        INCOME FUND                RETURN FUND
ASSETS:
Investment in securities, at cost                                       $23,313,887                $69,869,704
--------------------------------------------------------------------------------------------------------------
Investment in securities, at value                                      $23,407,238                $70,057,251
Cash                                                                              -                     12,923
Receivables:
      Interest                                                              187,734                    599,201
      Investment securities sold                                          2,131,007                  6,437,648
      Capital shares sold                                                   334,911                    681,698
      From Lord, Abbett & Co.                                                     -                     26,244
Prepaid expenses and other assets                                            40,992                     45,725
--------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                             26,101,882                 77,860,690
--------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payables:
      Investment securities purchased                                     5,772,434                 16,870,476
      Capital shares reacquired                                               1,000                     72,418
      12b-1 distribution fees                                                 6,466                     15,115
      Trustees' fees                                                             16                          -
      To Lord, Abbett & Co.                                                   3,750                          -
      Dividends payable                                                      89,052                    272,628
Accrued expenses                                                             25,734                     39,769
--------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                         5,898,452                 17,270,406
--------------------------------------------------------------------------------------------------------------
NET ASSETS                                                              $20,203,430                $60,590,284
==============================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                          20,141,832                 60,694,296
Distributions in excess of net investment income                           (110,277)                  (325,264)
Accumulated net realized gain on investments                                 78,524                     33,705
Net unrealized appreciation on investments                                   93,351                    187,547
--------------------------------------------------------------------------------------------------------------
NET ASSETS                                                              $20,203,430                $60,590,284
==============================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                          $ 7,309,329                $21,390,121
Class B Shares                                                          $ 3,975,162                $15,425,042
Class C Shares                                                          $ 2,402,150                $10,581,867
Class P Shares                                                          $  1,832.71                $  1,316.24
Class Y Shares                                                          $ 6,514,956                $13,191,938
OUTSTANDING SHARES BY CLASS:
Class A Shares                                                              694,191                  2,080,663
Class B Shares                                                              377,634                  1,499,406
Class C Shares                                                              228,658                  1,029,308
Class P Shares                                                              173.326                    127.524
Class Y Shares                                                              618,481                  1,281,741
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
(NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                               $10.53                     $10.28
Class A Shares-Maximum offering price
(Net asset value plus sales charge of 4.75%)                                 $11.06                     $10.79
Class B Shares-Net asset value                                               $10.53                     $10.29
Class C Shares-Net asset value                                               $10.51                     $10.28
Class P Shares-Net asset value                                               $10.57                     $10.32
Class Y Shares-Net asset value                                               $10.53                     $10.29
--------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.                     17

STATEMENTS OF OPERATIONS (UNAUDITED)
For the Six Months Ended May 31, 2002

                                                                           CORE FIXED                TOTAL
                                                                          INCOME FUND          RETURN FUND
INVESTMENT INCOME:
Interest                                                                  $   438,093          $ 1,345,561
EXPENSES:
Management fees                                                                41,071              127,369
12b-1 distribution plan-Class A                                                 7,870               29,693
12b-1 distribution plan-Class B                                                10,835               48,949
12b-1 distribution plan-Class C                                                 6,275               32,340
12b-1 distribution plan-Class P                                                     2                    2
Registration                                                                   16,959               16,539
Shareholder servicing                                                           3,665               28,555
Custody                                                                         3,647               11,019
Fund administration                                                             2,635                5,478
Professional                                                                    2,241               10,845
Trustees' fees                                                                    189                  411
Reports to shareholders                                                             -               13,809
Other                                                                               -                9,565
----------------------------------------------------------------------------------------------------------
Gross expenses                                                                 95,389              334,574
    Expense reductions                                                           (118)                (362)
    Expenses assumed by Lord, Abbett & Co.                                    (11,781)             (41,213)
    Management fee waived                                                     (41,071)            (127,369)
----------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                   42,419              165,630
----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                         395,674            1,179,931
----------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS:
Net realized gain (loss) on investments                                        75,361               (1,300)
Net change in unrealized appreciation/depreciation on investments            (104,161)            (109,975)
==========================================================================================================
NET REALIZED AND UNREALIZED LOSS                                              (28,800)            (111,275)
==========================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $   366,874          $ 1,068,656
==========================================================================================================

18                     SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
Six Months Ended May 31, 2002

                                                                               CORE FIXED                 TOTAL
INCREASE IN NET ASSETS                                                        INCOME FUND           RETURN FUND
OPERATIONS:
Net investment income                                                        $    395,674          $  1,179,931
Net realized gain (loss) on investments                                            75,361                (1,300)
Net change in unrealized appreciation/depreciation on
    investments                                                                  (104,161)             (109,975)
---------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                              366,874             1,068,656
===============================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
    Class A                                                                      (155,856)             (489,450)
    Class B                                                                       (69,977)             (323,955)
    Class C                                                                       (39,932)             (216,278)
    Class P                                                                           (45)                  (33)
    Class Y                                                                      (176,305)             (369,673)
Net realized gain
    Class A                                                                       (98,623)             (138,946)
    Class B                                                                       (36,915)              (91,113)
    Class C                                                                       (19,016)              (57,868)
    Class P                                                                           (33)                  (12)
    Class Y                                                                      (118,553)             (121,063)
---------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                              (715,255)           (1,808,391)
===============================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                               9,076,685            25,879,379
Reinvestment of distributions                                                     535,002             1,097,782
Cost of shares reacquired                                                      (3,098,195)           (7,323,521)
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from capital share transactions            6,513,492            19,653,640
===============================================================================================================
Net increase in net assets                                                      6,165,111            18,913,905
===============================================================================================================
NET ASSETS:
Beginning of period                                                            14,038,319            41,676,379
---------------------------------------------------------------------------------------------------------------
END OF PERIOD                                                                $ 20,203,430          $ 60,590,284
===============================================================================================================
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                             $   (110,277)         $   (325,264)
===============================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.                     19

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended November 30, 2001

                                                                               CORE FIXED                 TOTAL
                                                                              INCOME FUND           RETURN FUND
OPERATIONS:
Net investment income                                                        $    626,566          $    877,449
Net realized gain on investments and futures contracts                            504,695               520,116
Net change in unrealized appreciation/depreciation on
    investments                                                                    47,510               273,907
---------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                            1,178,771             1,671,472
===============================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
    Class A                                                                      (391,845)             (144,016)
    Class B                                                                       (13,240)              (82,520)
    Class C                                                                        (7,628)              (50,160)
    Class P                                                                          (151)                 (136)
    Class Y                                                                      (821,235)             (863,931)
---------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                            (1,234,099)           (1,140,763)
===============================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                               8,172,301            49,279,439
Reinvestment of distributions                                                   1,218,250             1,041,344
Cost of shares reacquired                                                      (4,670,644)          (11,570,093)
---------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS            4,719,907            38,750,690
===============================================================================================================
NET INCREASE IN NET ASSETS                                                      4,664,579            39,281,399
===============================================================================================================
NET ASSETS:
Beginning of year                                                               9,373,740             2,394,980
---------------------------------------------------------------------------------------------------------------
END OF YEAR                                                                  $ 14,038,319          $ 41,676,379
===============================================================================================================
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                             $    (63,836)         $   (105,806)
===============================================================================================================

20                    SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
CORE FIXED INCOME FUND

                                                                SIX MONTHS
                                                                   ENDED                        8/31/2000(a)
                                                                 5/31/2002       YEAR ENDED         TO
                                                                (UNAUDITED)      11/30/2001     11/30/2000
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                               $10.81          $10.91         $10.55
                                                                 ========        ========       ========
Investment operations
     Net investment income                                            .25(b)          .66(b)         .18(b)
     Net realized and unrealized gain (loss)                         (.05)            .61            .18
                                                                 --------        --------       --------
        Total from investment operations                              .20            1.27            .36
                                                                 --------        --------       --------
Distributions to shareholders from:
     Net investment income                                           (.28)          (1.37)             -
     Net realized gain                                               (.20)              -              -
                                                                 --------        --------       --------
        Total distributions                                          (.48)          (1.37)             -
                                                                 --------        --------       --------

NET ASSET VALUE, END OF PERIOD                                     $10.53          $10.81         $10.91
                                                                 ========        ========       ========
Total Return(c)                                                      1.96%(d)       12.64%          3.41%(d)

RATIOS TO AVERAGE NET ASSETS
     Expenses, including waiver and expense reductions                .24%(d)         .01%           .00%(d)
     Expenses, excluding waiver and expense reductions                .56%(d)        1.77%           .16%(d)
     Net investment income                                           2.40%(d)        6.21%          1.67%(d)

                                                                SIX MONTHS
                                                                   ENDED                        8/31/2000(a)
                                                                 5/31/2002       YEAR ENDED         TO
SUPPLEMENTAL DATA:                                              (UNAUDITED)      11/30/2001     11/30/2000
============================================================================================================
     Net assets, end of period (000)                               $7,309          $5,139         $2,814
     Portfolio turnover rate                                       231.78%         641.36%        595.00%
============================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.                     21

CORE FIXED INCOME FUND

                                                                 SIX MONTHS
                                                                    ENDED                      8/31/2000(a)
                                                                  5/31/2002     YEAR ENDED          TO
                                                                 (UNAUDITED)    11/30/2001      11/30/2000
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                               $10.82          $10.91         $10.55
                                                                 ========        ========       ========
Investment operations
     Net investment income                                            .23(b)          .61(b)         .18(b)
     Net realized and unrealized gain (loss)                         (.05)            .66            .18
                                                                 --------        --------       --------
        Total from investment operations                              .18            1.27            .36
                                                                 --------        --------       --------
Distributions to shareholders from:
     Net investment income                                           (.27)          (1.36)             -
     Net realized gain                                               (.20)              -              -
                                                                 --------        --------       --------
        Total distributions                                          (.47)          (1.36)             -
                                                                 --------        --------       --------
NET ASSET VALUE, END OF PERIOD                                     $10.53          $10.82         $10.91
                                                                 ========        ========       ========

Total Return(c)                                                      1.76%(d)       12.57%          3.41%(d)

RATIOS TO AVERAGE NET ASSETS
     Expenses, including waiver and expense reductions                .50%(d)         .45%           .00%(d)
     Expenses, excluding waiver and expense reductions                .82%(d)        2.21%           .16%(d)
     Net investment income                                           2.16%(d)        5.77%          1.67%(d)

                                                                SIX MONTHS
                                                                   ENDED                       8/31/2000(a)
                                                                 5/31/2002      YEAR ENDED          TO
SUPPLEMENTAL DATA:                                              (UNAUDITED)     11/30/2001      11/30/2000
============================================================================================================
     Net assets, end of period (000)                               $3,975          $1,642             $1
     Portfolio turnover rate                                       231.78%         641.36%        595.00%
============================================================================================================

22                     SEE NOTES TO FINANCIAL STATEMENTS.

CORE FIXED INCOME FUND

                                                                 SIX MONTHS
                                                                    ENDED                      8/31/2000(a)
                                                                  5/31/2002     YEAR ENDED          TO
                                                                 (UNAUDITED)    11/30/2001      11/30/2000
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                               $10.79          $10.91         $10.55
                                                                 ========        ========       ========
Investment operations
     Net investment income                                            .22(b)          .61(b)         .18(b)
     Net realized and unrealized gain (loss)                         (.03)            .64            .18
                                                                 --------        --------       --------
        Total from investment operations                              .19            1.25            .36
                                                                 --------        --------       --------
Distributions to shareholders from:
     Net investment income                                           (.27)          (1.37)             -
     Net realized gain                                               (.20)              -              -
                                                                 --------        --------       --------
        Total distributions                                          (.47)          (1.37)             -
                                                                 --------        --------       --------
NET ASSET VALUE, END OF PERIOD                                     $10.51          $10.79         $10.91
                                                                 ========        ========       ========
Total Return(c)                                                      1.84%(d)       12.42%          3.41%(d)

RATIOS TO AVERAGE NET ASSETS
     Expenses, including waiver and expense reductions                .50%(d)         .53%           .00%(d)
     Expenses, excluding waiver and expense reductions                .82%(d)        2.29%           .16%(d)
     Net investment income                                           2.13%(d)        5.69%          1.67%(d)

                                                                SIX MONTHS
                                                                  ENDED                         8/31/2000(a)
                                                                 5/31/2002      YEAR ENDED           TO
SUPPLEMENTAL DATA:                                             (UNAUDITED)      11/30/2001       11/30/2000
============================================================================================================
     Net assets, end of period (000)                               $2,402            $846             $1
     Portfolio turnover rate                                       231.78%         641.36%        595.00%
============================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.                     23

CORE FIXED INCOME FUND

                                                                 SIX MONTHS
                                                                    ENDED                       8/31/2000(a)
                                                                  5/31/2002      YEAR ENDED         TO
                                                                 (UNAUDITED)     11/30/2001     11/30/2000
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                               $10.83          $10.91         $10.55
                                                                 ========        ========       ========
Investment operations
     Net investment income                                            .26(b)          .64(b)         .18(b)
     Net realized and unrealized gain (loss)                         (.05)            .65            .18
                                                                 --------        --------       --------
        Total from investment operations                              .21            1.29            .36
                                                                 --------        --------       --------
Distributions to shareholders from:
     Net investment income                                           (.27)          (1.37)             -
     Net realized gain                                               (.20)              -              -
                                                                 --------        --------       --------
        Total distributions                                          (.47)          (1.37)             -
                                                                 --------        --------       --------
NET ASSET VALUE, END OF PERIOD                                     $10.57          $10.83         $10.91
                                                                 ========        ========       ========
Total Return(c)                                                      2.01%(d)       12.84%          3.41%(d)

RATIOS TO AVERAGE NET ASSETS
     Expenses, including waiver and expense reductions                .20%(d)         .24%           .00%(d)
     Expenses, excluding waiver and expense reductions                .52%(d)        2.00%           .16%(d)
     Net investment income                                           2.45%(d)        6.06%          1.67%(d)

                                                                 SIX MONTHS
                                                                    ENDED                        8/31/2000(a)
                                                                  5/31/2002      YEAR ENDED          TO
SUPPLEMENTAL DATA:                                               (UNAUDITED)     11/30/2001      11/30/2000
==============================================================================================================
      Net assets, end of period (000)                                  $2              $2             $1
      Portfolio turnover rate                                      231.78%         641.36%        595.00%
==============================================================================================================

24                     SEE NOTES TO FINANCIAL STATEMENTS.

CORE FIXED INCOME FUND

                                                      SIX MONTHS
                                                        ENDED                       YEAR ENDED 11/30                  12/10/1997(e)
                                                      5/31/2002     --------------------------------------------          TO
                                                     (UNAUDITED)         2001             2000             1999        11/30/1998
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)

NET ASSET VALUE, BEGINNING OF PERIOD                  $10.80            $10.90           $10.54           $10.97         $10.00
                                                     =======           =======          =======          =======        =======
Investment operations
     Net investment income                               .27(b)            .66(b)           .71(b)           .69            .62
     Net realized and unrealized gain (loss)            (.05)              .61              .29             (.59)           .35
                                                     -------           -------          -------          -------        -------
        Total from investment operations                 .22              1.27             1.00              .10            .97
                                                     -------           -------          -------          -------        -------
Distributions to shareholders from:
     Net investment income                              (.29)            (1.37)            (.64)            (.41)             -
     Net realized gains                                 (.20)                -                -             (.12)             -
                                                     -------           -------          -------          -------        -------
        Total distributions                             (.49)            (1.37)            (.64)            (.53)             -
NET ASSET VALUE, END OF PERIOD                        $10.53            $10.80           $10.90           $10.54         $10.97
                                                     =======           =======          =======          =======        =======

Total Return(c)                                         2.10%(d)         12.65%           10.06%            1.08%          9.70%(d)

RATIOS TO AVERAGE NET ASSETS
     Expenses, including waiver and
        expense reductions                               .10%(d)           .00%             .00%             .00%           .00%(d)
     Expenses, excluding waiver and
        expense reductions                               .42%(d)          1.76%             .67%             .63%           .75%(d)
     Net investment income                              2.57%(d)          6.22%            6.88%            6.62%          5.98%(d)

                                                      SIX MONTHS
                                                        ENDED                       YEAR ENDED 11/30                  12/10/1997(e)
                                                      5/31/2002     --------------------------------------------          TO
SUPPLEMENTAL DATA:                                   (UNAUDITED)         2001             2000             1999        11/30/1998
===================================================================================================================================
Net assets, end of period (000)                       $6,515            $6,409           $6,557           $8,713         $4,694
Portfolio turnover rate                               231.78%           641.36%          595.00%          412.77%        411.03%
===================================================================================================================================

(a) Commencement of offering of class shares.
(b) Calculated using average shares outstanding during the period.
(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distribtuions.
(d) Not annualized.
(e) Commencement of operations.

                       SEE NOTES TO FINANCIAL STATEMENTS.                     25

FINANCIAL HIGHLIGHTS
TOTAL RETURN FUND

                                                                     SIX MONTHS
                                                                        ENDED                         8/31/2000(a)
                                                                      5/31/2002        YEAR ENDED          TO
                                                                     (UNAUDITED)       11/30/2001      11/30/2000
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                                    $10.47           $10.43           $10.12
                                                                      ========         ========         ========
Investment operations
     Net investment income                                                 .24(b)           .58(b)           .17(b)
     Net realized and unrealized gain (loss)                              (.05)             .66              .14
                                                                      --------         --------         --------
        Total from investment operations                                   .19             1.24              .31
                                                                      --------         --------         --------
Distributions to shareholders from:
     Net investment income                                                (.28)           (1.20)               -
     Net realized gain                                                    (.10)               -                -
                                                                      --------         --------         --------
        Total distributions                                               (.38)           (1.20)               -
                                                                      --------         --------         --------
NET ASSET VALUE, END OF PERIOD                                          $10.28           $10.47           $10.43
                                                                      ========         ========         ========
Total Return(c)                                                           1.89%(d)        12.79%            3.06%(d)

RATIOS TO AVERAGE NET ASSETS
     Expenses, including waiver and expense reductions                     .28%(d)          .14%             .00%(d)
     Expenses, excluding waiver and expense reductions                     .61%(d)         1.11%             .42%(d)
     Net investment income                                                2.35%(d)         5.62%            1.68%(d)

                                                                      SIX MONTHS
                                                                         ENDED                          8/31/2000(a)
                                                                       5/31/2002      YEAR ENDED             TO
SUPPLEMENTAL DATA:                                                    (UNAUDITED)     11/30/2001         11/30/2000
====================================================================================================================
     Net assets, end of period (000)                                   $21,390          $14,068             $161
     Portfolio turnover rate                                            223.53%          720.60%          562.50%
====================================================================================================================

26                         SEE NOTES TO FINANCIAL STATEMENTS.

TOTAL RETURN FUND

                                                                      SIX MONTHS
                                                                         ENDED                         8/31/2000(a)
                                                                       5/31/2002        YEAR ENDED          TO
                                                                      (UNAUDITED)       11/30/2001      11/30/2000
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                                    $10.49           $10.44           $10.12
                                                                      ========         ========         ========
Investment operations
     Net investment income                                                 .22(b)           .54(b)           .17(b)
     Net realized and unrealized gain (loss)                              (.05)             .71              .15
                                                                      --------         --------         --------
        Total from investment operations                                   .17             1.25              .32
                                                                      --------         --------         --------
Distributions to shareholders from:
     Net investment income                                                (.27)           (1.20)               -
     Net realized gain                                                    (.10)               -                -
                                                                      --------         --------         --------
        Total distributions                                               (.37)           (1.20)               -
                                                                      --------         --------         --------
NET ASSET VALUE, END OF PERIOD                                          $10.29           $10.49           $10.44
                                                                      ========         ========         ========
Total Return(c)                                                           1.66%(d)        12.82%            3.16%(d)

RATIOS TO AVERAGE NET ASSETS
     Expenses, including waiver and expense reductions                     .51%(d)          .48%             .00%(d)
     Expenses, excluding waiver and expense reductions                     .84%(d)         1.45%             .42%(d)
     Net investment income                                                2.12%(d)         5.29%            1.68%(d)

                                                                      SIX MONTHS
                                                                         ENDED                         8/31/2000(a)
                                                                       5/31/2002      YEAR ENDED            TO
SUPPLEMENTAL DATA:                                                    (UNAUDITED)     11/30/2001        11/30/2000
======================================================================================================================
     Net assets, end of period (000)                                   $15,425           $9,093               $1
     Portfolio turnover rate                                            223.53%          720.60%          562.50%
======================================================================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.                     27

TOTAL RETURN FUND

                                                                      SIX MONTHS
                                                                         ENDED                          8/31/2000(a)
                                                                       5/31/2002       YEAR ENDED           TO
                                                                      (UNAUDITED)      11/30/2001       11/30/2000
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)

NET ASSET VALUE, BEGINNING OF PERIOD                                    $10.48           $10.44           $10.12
                                                                      ========         ========         ========

Investment operations
     Net investment income                                                 .22(b)           .54(b)           .17(b)
     Net realized and unrealized gain (loss)                              (.05)             .69              .15
                                                                      --------         --------         --------
        Total from investment operations                                   .17             1.23              .32
                                                                      --------         --------         --------
Distributions to shareholders from:
     Net investment income                                                (.27)            (1.19)              -
     Net realized gain                                                    (.10)                -               -
                                                                      --------         --------         --------
        Total distributions                                               (.37)           (1.19)               -
                                                                      --------         --------         --------
NET ASSET VALUE, END OF PERIOD                                          $10.28           $10.48           $10.44
                                                                      ========         ========         ========

Total Return(c)                                                           1.67%(d)        12.67%            3.16%(d)

RATIOS TO AVERAGE NET ASSETS
     Expenses, including waiver and expense reductions                     .51%(d)          .55%             .00%(d)
     Expenses, excluding waiver and expense reductions                     .84%(d)         1.52%             .42%(d)
     Net investment income                                                2.12%(d)         5.22%            1.68%(d)

                                                                      SIX MONTHS
                                                                         ENDED                          8/31/2000(a)
                                                                       5/31/2002       YEAR ENDED            TO
SUPPLEMENTAL DATA:                                                    (UNAUDITED)      11/30/2001        11/30/2000
=====================================================================================================================
    Net assets, end of period (000)                                    $10,582           $5,526               $1
    Portfolio turnover rate                                             223.53%          720.60%          562.50%
=====================================================================================================================

28                     SEE NOTES TO FINANCIAL STATEMENTS.

TOTAL RETURN FUND

                                                                      SIX MONTHS
                                                                         ENDED                        8/31/2000(a)
                                                                       5/31/2002       YEAR ENDED          TO
                                                                      (UNAUDITED)      11/30/2001      11/30/2000
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                                    $10.48           $10.43           $10.12
                                                                      ========         ========         ========

Investment operations
     Net investment income                                                 .25(b)           .57(b)           .17(b)
     Net realized and unrealized gain (loss)                              (.05)             .69              .14
                                                                      --------         --------         --------
        Total from investment operations                                   .20             1.26              .31
                                                                      --------         --------         --------
Distributions to shareholders from:
     Net investment income                                                (.26)           (1.21)               -
     Net realized gain                                                    (.10)               -                -
                                                                      --------         --------         --------
        Total distributions                                               (.36)           (1.21)               -
                                                                      --------         --------         --------
NET ASSET VALUE, END OF PERIOD                                          $10.32           $10.48           $10.43
                                                                      ========         ========         ========

Total Return(c)                                                           1.99%(d)        12.93%            3.06%(d)

RATIOS TO AVERAGE NET ASSETS
     Expenses, including waiver and expense reductions                     .23%(d)          .24%             .00%(d)
     Expenses, excluding waiver and expense reductions                     .56%(d)         1.21%             .42%(d)
     Net investment income                                                2.42%(d)         5.57%            1.68%(d)

                                                                      SIX MONTHS
                                                                         ENDED                          8/31/2000(a)
                                                                       5/31/2002       YEAR ENDED           TO
SUPPLEMENTAL DATA:                                                    (UNAUDITED)      11/30/2001       11/30/2000
=====================================================================================================================
    Net assets, end of period (000)                                         $1               $1               $1
    Portfolio turnover rate                                             223.53%          720.60%          562.50%
=====================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.                     29

TOTAL RETURN FUND

                                                     SIX MONTHS
                                                        ENDED              YEAR ENDED 11/30            12/14/1998(e)
                                                      5/31/2002     --------------------------------        TO
                                                     (UNAUDITED)         2001             2000          11/30/1999
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                  $10.47            $10.43           $10.13           $10.00
                                                    ========          ========         ========         ========
Investment operations
     Net investment income                               .26(b)            .59(b)           .69(b)           .62
     Net realized and unrealized gain (loss)            (.05)              .66              .27             (.49)
                                                    --------          --------         --------         --------
        Total from investment operations                 .21              1.25              .96              .13
                                                    --------          --------         --------         --------
Distributions to shareholders from net
     investment income                                  (.29)            (1.21)            (.66)               -
     Net realized gain                                  (.10)                -                -                -
                                                    --------          --------         --------         --------
        Total distributions                             (.39)            (1.21)            (.66)               -
                                                    --------          --------         --------         --------
NET ASSET VALUE, END OF PERIOD                        $10.29            $10.47           $10.43           $10.13
                                                    ========          ========         ========         ========

Total Return(c)                                         2.04%(d)         12.82%           10.14%            1.30%(d)

RATIOS TO AVERAGE NET ASSETS
     Expenses, including waiver and expense
        reductions                                       .11%(d)           .00%             .00%             .00%(d)
     Expenses, excluding waiver and expense
        reductions                                       .44%(d)           .97%            1.20%             .89%(d)
     Net investment income                              2.54%(d)          5.76%            6.96%            6.23%(d)

                                                     SIX MONTHS
                                                        ENDED              YEAR ENDED 11/30            12/14/1998(e)
                                                      5/31/2002     --------------------------------        TO
SUPPLEMENTAL DATA:                                   (UNAUDITED)         2001             2000          11/30/1999
=====================================================================================================================
     Net assets, end of period (000)                 $13,192           $12,988           $2,231           $2,103
     Portfolio turnover rate                          223.53%           720.60%          562.50%          415.82%
=====================================================================================================================

(a) Commencement of offering of class shares.
(b) Calculated using average shares outstanding during the period.
(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distribtuions.
(d) Not annualized.
(e) Commencement of operations.

30                     SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   ORGANIZATION

Lord Abbett Investment Trust (the "Trust") is an open-end management investment company, organized as a Delaware business trust on August 16, 1993. The Trust currently consists of six portfolios ("Funds"). This report covers the following two Funds: Lord Abbett Core Fixed Income Fund ("Core Fixed Income Fund") and Lord Abbett Total Return Fund ("Total Return Fund") (formerly, Lord Abbett Strategic Core Fixed Income Series). Each Fund is diversified as defined under the Investment Company Act of 1940 (the "Act"). The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which permit management to make certain estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements. Actual results could differ from those estimates.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on national or foreign securities exchanges are valued at the last quoted sales price, or if no sales price is available, at the mean between the latest bid and asked prices on such exchanges, or, in the case of bonds, in the over-the-counter market if, in the judgment of the Trust's officers, that market more accurately reflects the market value of the bonds. Securities traded only in the over-the-counter market are valued at the mean between the latest bid and asked prices, except that securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Interest income is recorded on the accrual basis and discounts are accreted and premiums are amortized using the effective interest method. Net investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of the Trust to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses incurred by the Trust that do not specifically relate to an individual Fund are allocated to the Funds within the Trust on a pro rata basis. Expenses excluding class specific expenses are allocated to each class of shares based upon the relative proportion of class net assets at the beginning of the day. Class A, Class B, Class C and Class P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) FUTURES CONTRACTS-Futures contracts are marked to market daily, and the variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, open futures contracts are marked to market for federal income tax purposes at fiscal year-end.

(g) REVERSE REPURCHASE AGREEMENTS-Core Fixed Income Fund and Total Return Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a U.S. government security to a securities dealer or bank for cash and agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose a Fund to credit risk, but this risk is reduced because the Fund maintains cash equal to at least 100% of the market value of the securities sold.

3.   MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES

The Trust has a management agreement with Lord, Abbett & Co. ("Lord Abbett") pursuant to which Lord Abbett supplies the Trust with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Trust's investment portfolios. The management fee is based on average daily net assets at an annual rate of 0.50%. Lord Abbett may voluntarily waive management fees or assume certain other expenses of any Fund.

For the six months ended May 31, 2002, Lord Abbett voluntarily waived its management fees and assumed other expenses for Core Fixed Income Fund and Total Return Fund as follows:

                                       VOLUNTARY MANAGEMENT
                                                 FEE WAIVER*    OTHER EXPENSES*+
-------------------------------------------------------------------------------
Core Fixed Income Fund                                  .25%               .07%
Total Return Fund                                       .25%               .08%

* Not annualized.

+ Effective February 1, 2002, total other expenses (excluding management fees and 12b-1 distribution fees) will be limited to .30% of average daily net assets.

The Company along with certain other Funds managed by Lord Abbett (the "Underlying Funds"), have entered into a Servicing Arrangement with Balanced Fund of Lord Abbett Investment Trust, Inc. ("Balanced Fund") pursuant to which each Underlying Fund will pay a portion of the expenses of Balanced Fund in proportion to the average daily value of Underlying Fund shares owned by the Balanced Fund. Accrued expenses include $13,250 and other expenses include $13,250 pursuant to this Servicing Arrangement.

12b-1 DISTRIBUTION PLANS

The Trust has adopted a distribution plan (the "Plan") with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE                           CLASS A       CLASS B      CLASS C      CLASS P
-----------------------------------------------------------------------------
Service                       .25%          .25%          .25%          .20%
Distribution                  .10%(1)(2)    .75%(2)       .75%          .25%

(1) In addition, each Fund pays a one-time distribution fee of up to 1% on certain qualifying purchases, which is generally amortized over a two-year period.

(2) In addition, the Fund pays an incremental marketing expense of approximately .03% of average net assets of Class A.

Class Y does not have a distribution plan.

COMMISSIONS

Distributor received the following commissions on sales of Class A shares of the Trust after concessions were paid to authorized dealers for the six months ended May 31, 2002.

                                                    DISTRIBUTOR           DEALER
                                                    COMMISSIONS      CONCESSIONS
--------------------------------------------------------------------------------
Core Fixed Income Fund                                  $14,467        $  71,870
Total Return Fund                                        45,464          234,092

A portion of the outstanding capital shares of Core Fixed Income Fund and Total Return Fund are held by Lord Abbett and partners and employees of Lord Abbett.

Certain of the Trust's officers and Trustees have an interest in Lord Abbett.

4.   DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in capital.

The tax character of the distributions paid during the six months ended May 31, 2002 and the fiscal year ended November 30, 2001 is as follows:

                                CORE FIXED INCOME FUND         TOTAL RETURN FUND
-----------------------------------------------------------------------------------
                                5/31/2002    11/30/2001     5/31/2002    11/30/2001
-----------------------------------------------------------------------------------
Distributions paid from:
   Ordinary income               $662,623    $1,234,099    $1,797,841    $1,140,763
   Net long-term capital gains     52,632            --        10,550            --
Total taxable distributions      $715,255    $1,234,099    $1,808,391    $1,140,763
-----------------------------------------------------------------------------------

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (other than short-term investments) for the six months ended May 31, 2002 are as follows:

                                                      PURCHASES            SALES
--------------------------------------------------------------------------------
Core Fixed Income Fund                              $ 52,281,273    $ 45,557,319
Total Return Fund                                   157,234,572      136,809,549

As of May 31, 2001, the aggregate cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation on investments based on cost for federal income tax purposes are as follows:

                                             GROSS          GROSS            NET
                                        UNREALIZED     UNREALIZED     UNREALIZED
                           TAX COST   APPRECIATION   DEPRECIATION   APPRECIATION
--------------------------------------------------------------------------------
Core Fixed Income Fund   $23,374,483      $243,622     $(210,867)         32,755
Total Return Fund         69,939,945       678,053      (560,747)        117,306

The cost of investments for federal income tax purposes differs from that used for financial reporting purposes. These differences are due to differing treatments for items such as deferred loss on wash sales and cumulative Collaterized Mortgage Obligations adjustments and cumulative amortization of premium.

6.   TRUSTEES' REMUNERATION

The Trustees associated with Lord Abbett and all officers of the Trust receive no compensation from the Trust for acting as such. Outside Trustees' fees are allocated among all funds in the Lord Abbett Family of Funds based on the net assets of each fund. The outside Trustees may elect to defer receipt of such fees. The deferred fees earn a return based on the performance of the Funds and other funds within the Lord Abbett Family of Funds. Such cost and earnings accrued thereon are included in Trustees' expense on the Statements of Operations and are not deductible for federal income tax purposes until such amounts are paid. There is a Defined Contribution Plan available to all Trustees.

7.   EXPENSE REDUCTION

The Trust has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Trust's custody expense.

8.   SUMMARY OF CAPITAL TRANSACTIONS

The Trust has an unlimited number of shares of $0.001 par value capital stock of beneficial interest authorized.

CORE FIXED INCOME FUND
--------------------------------------------------------------------------------------
                                      SIX MONTHS ENDED                YEAR ENDED
                                  MAY 31, 2002 (UNAUDITED)        NOVEMBER 30, 2001
--------------------------------------------------------------------------------------
CLASS A SHARES                     SHARES          AMOUNT       SHARES          AMOUNT
--------------------------------------------------------------------------------------
Shares sold                       447,936     $ 4,700,387      517,819     $ 5,512,485
Reinvestment of distributions      19,478         204,041       36,614         385,393
Shares reacquired                (248,728)     (2,604,397)    (336,873)     (3,565,128)
--------------------------------------------------------------------------------------
Increase                          218,686     $ 2,300,031      217,560     $ 2,332,750
--------------------------------------------------------------------------------------

CLASS B SHARES
--------------------------------------------------------------------------------------
Shares sold                       239,464     $ 2,515,981      161,830     $ 1,748,139
Reinvestment of distributions       4,353          45,600          769           8,358
Shares reacquired                 (18,012)       (188,508)     (10,876)       (117,585)
--------------------------------------------------------------------------------------
Increase                          225,805     $ 2,373,073      151,723     $ 1,638,912
--------------------------------------------------------------------------------------

CLASS C SHARES
--------------------------------------------------------------------------------------
Shares sold                       177,382     $ 1,860,317       82,651     $   889,620
Reinvestment of distributions       2,141          22,375          288           3,121
Shares reacquired                 (29,261)       (305,290)      (4,649)        (50,311)
--------------------------------------------------------------------------------------
Increase                          150,262     $ 1,577,402       78,290     $   842,430
--------------------------------------------------------------------------------------

CLASS P SHARES
--------------------------------------------------------------------------------------
Shares sold                             -     $         -           47     $       512
Reinvestment of distributions       6.448              68           14             147
--------------------------------------------------------------------------------------
Increase                            6.448     $        68           61     $       659
--------------------------------------------------------------------------------------

CLASS Y SHARES
--------------------------------------------------------------------------------------
Shares sold                             -     $         -        2,038     $    21,545
Reinvestment of distributions      25,118         262,918       78,249         821,231
Shares reacquired                       -               -      (88,235)       (937,620)
--------------------------------------------------------------------------------------
Decrease                           25,118     $   262,918       (7,948)    $   (94,844)
--------------------------------------------------------------------------------------

TOTAL RETURN FUND
--------------------------------------------------------------------------------------------
                                       SIX MONTHS ENDED                   YEAR ENDED
                                    MAY 31, 2002 (UNAUDITED)          NOVEMBER 30, 2001
--------------------------------------------------------------------------------------------
CLASS A SHARES                       SHARES           AMOUNT         SHARES           AMOUNT
--------------------------------------------------------------------------------------------

Shares sold                       1,113,012     $ 11,419,343      1,655,198     $ 17,273,076
Reinvestment of distributions        40,159          411,321         11,277          117,742
Shares reacquired                  (416,062)      (4,266,806)      (338,333)      (3,514,500)
--------------------------------------------------------------------------------------------
Increase                            737,109     $  7,563,858      1,328,142     $ 13,876,318
--------------------------------------------------------------------------------------------

CLASS B SHARES
--------------------------------------------------------------------------------------------
Shares sold                         773,097     $  7,949,607        889,948     $  9,323,727
Reinvestment of distributions        15,928          163,277          3,359           35,374
Shares reacquired                  (156,655)      (1,609,310)       (26,382)        (276,772)
--------------------------------------------------------------------------------------------
Increase                            632,370     $  6,503,574        866,925     $  9,082,329
--------------------------------------------------------------------------------------------

CLASS C SHARES
--------------------------------------------------------------------------------------------
Shares sold                         633,248     $  6,510,402        541,976     $  5,682,589
Reinvestment of distributions         9,557           97,920          2,303           24,217
Shares reacquired                  (140,757)      (1,447,405)       (17,130)        (178,821)
--------------------------------------------------------------------------------------------
Increase                            502,048     $  5,160,917        527,149     $  5,527,985
--------------------------------------------------------------------------------------------

CLASS P SHARES
--------------------------------------------------------------------------------------------
Reinvestment of distributions         3.594               37         13.000     $        131
--------------------------------------------------------------------------------------------
Increase                              3.594     $         37         13.000     $        131
--------------------------------------------------------------------------------------------

CLASS Y SHARES
--------------------------------------------------------------------------------------------
Shares sold                               3     $         27      1,664,441     $ 17,000,047
Reinvestment of distributions        41,498          425,227         83,966          863,880
Shares reacquired                         -                -       (722,123)      (7,600,000)
--------------------------------------------------------------------------------------------
Increase                             41,501     $    425,254      1,026,284     $ 10,263,927
--------------------------------------------------------------------------------------------

[LORD ABBETT LOGO]

                                                                  --------------
                                                                     PRSRT STD
                                                                    U.S. POSTAGE
                                                                       PAID
                                                                    PERMIT 552
                                                                  HACKENSACK, NJ
                                                                  --------------

                   This report when not used for the general
                 information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current Fund Prospectus.

               Lord Abbett Mutual Fund shares are distributed by:
                          LORD ABBETT DISTRIBUTOR LLC
             90 Hudson Street - Jersey City, New Jersey 07302-3973


LORD ABBETT INVESTMENT TRUST
   CORE FIXED INCOME FUND
   TOTAL RETURN FUND

                                                                    LACORE-3-502
                                                                          (7/02)